Discontinued operations and assets held for sale - Cash flows (Details) - Discontinued Operations [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from discontinued operations
Net cash flow used in operating activities	€ (851,000)	€ (36,367,000)	€ (175,627,000)
Net cash flow used in investing activities	7,238,000	(8,949,000)	(105,000)
Net cash flow used in financing activities			(1,928,000)
Net cash flow from discontinued operations related to Jyseleca (filgotinib) business.	€ 6,387,000	€ (45,316,000)	€ (177,660,000)